Annual Fund Operating Expenses - Sphere 500 Climate Fund	Jan. 28, 2026
Sphere 500 Climate Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%	[2],[3]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.88%)
Net Expenses (as a percentage of Assets)	0.07%	[4]
Sphere 500 Climate Fund Institutional Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[1]
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.88%	[2],[3]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.75%)
Net Expenses (as a percentage of Assets)	0.30%	[4]

[1]	Restated to reflect current fees. Effective as of September 16, 2025, the Fund’s management fee structure changed from a “unitary fee” structure in which the Fund’s investment adviser, Reflection Asset Management, LLC (the “Adviser”), had agreed to pay all expenses of the Fund, except for: the 0.07% unified management fee payable to the Adviser pursuant to the prior Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and shareholder service fees and expenses pursuant to the shareholder servicing plan adopted by the Fund.
[2]	Annualized.
[3]	“Other Expenses” have been restated and are based on estimated amounts for the current fiscal year with the change in advisory fee structure; actual expenses may vary.
[4]	The Fund’s investment adviser has contractually agreed to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding front-end or contingent deferred loads, interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.07% for Class R6 shares and 0.30% for Institutional Class shares, respectively, as a percentage of average net assets until December 31, 2030 and may not be terminated during its term without the consent of the Board of Trustees. The Fund’s investment adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower.